Stock options (Tables)	12 Months Ended
Dec. 31, 2017
Stock Options Tables
Summary of stock options

			Average remaining
Exercise price	# of options	# of options	contractual
per share	outstanding	exercisable	life (in years)
$0.76	36,667	36,667	0.2
$0.86	22,500	22,500	0.5
$1.35	546,900	388,767	2.0
$1.39	22,500	22,500	1.5
$1.45	37,500	37,500	4.0
$1.48	37,500	37,500	3.5
$1.50	100,000	66,667	3.7
$1.55	40,000	40,000	1.2
$1.57	30,000	20,000	2.1
$1.61	25,000	25,000	1.1
$1.67	150,000	150,000	1.9
$1.73	92,600	75,933	2.9
$1.82	185,000	123,333	2.8
$1.83	22,500	22,500	2.7
$2.10	300,000	200,000	2.7
$1.60	1,648,667	1,268,867	2.34

Number of stock options outstanding

	For the year ended		For the year ended
	December 31, 2017		December 31, 2016
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, start of the period	3,221,001	$1.33	3,462,835	$1.26
Granted	-	-	475,000	$1.50
Exercised	(7,334)	$0.76	(565,722)	-
Expired	(1,190,000)	$0.91	-	-
Forfeited	(375,000)	$1.48	(151,112)	$1.50
Options outstanding, end of the period	1,648,667	$1.60	3,221,001	$1.33
Options exercisable, end of the period	1,268,867	$1.59	2,036,401	$1.17

Stock based compensation expense

Year ended December 31	2017	2016	2015
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	4.9
Expected volatility in the price of common shares	85%	85%	105%
Risk free interest rate	0.75%	0.75%	1.0%
Weighted average fair market value per share at grant date	$0.99	$0.99	$1.28
Intrinsic (or "in-the-money") value per share of options exercised	$0.45	$0.45	$1.40